PRINCIPLES OF CONSOLIDATION	9 Months Ended
Sep. 30, 2011
PRINCIPLES OF CONSOLIDATION [Text Block]
NOTE 4	PRINCIPLES OF CONSOLIDATION

The accompanying unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2011 and 2010 include the financial statements of China Shesays, its wholly owned subsidiaries, Perfect Support and Chengdu Boan and the contractually controlled affiliate, Sichuan Shesays and its wholly owned subsidiaries, Leshan Jiazhou Shesays , Zigong Shesays and 80% owned subsidiary, Yibin Shesays, The noncontrolling interest represents the noncontrolling stockholders’ 20% proportionate share of the results of Yibin Shesays.

All significant inter-company balances and transactions have been eliminated in consolidation.